COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Minimum Rental Payments Under Operating Leases

The minimum rental payments under operating leases as of December 31, 2014, are as follows:

	Rental of premises	Lease of motor vehicles

2015	$2,121	$180
2016	1,819	103
2017	603	33
2018	614	—
2019 and thereafter	2,089	—

	$7,246	$316